DECEMBER 2012 FINANCING (Details Textual) (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Debt Conversion, Original Debt, Amount	$ 320,000	$ 0	$ 820,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Warrants Exercise Price (in dollars per share)	$ 1.00
Maximum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	10.00%
Minimum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	1.00%
Class A Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Warrants Exercise Period	5 years
Class B Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Placement Agents [Member]
Warrants Exercise Price (in dollars per share)	$ 1.00
December 2012 Financing [Member]
Stock Units Issued During Period	6,404,167
Proceeds From Issuance Of Stock Units	1,615,000
Stock Units Per Unit Price (in dollars per share)	$ 0.40
December 2012 Financing [Member] | Maximum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	10.00%
December 2012 Financing [Member] | Minimum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	1.00%
December 2012 Financing [Member] | Common Stock [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001		$ 0.001
December 2012 Financing [Member] | Class A Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Warrants Exercise Price (in dollars per share)	$ 0.6
Warrants Exercise Period	5 years
December 2012 Financing [Member] | Class B Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Warrants Exercise Price (in dollars per share)	$ 0.4
Warrants Exercise Period	1 year
December 2012 Financing [Member] | Placement Agents [Member]
Stock Units Issued During Period	2,500,000
Proceeds From Issuance Of Stock Units	1,000,000
Stock Units Per Unit Price (in dollars per share)	$ 0.4
Payment For Commission	70,000
Percentage Of Commission Paid	7.00%
December 2012 Financing [Member] | Convertible Debentures Converted To Units [Member]
Debt Conversion, Original Debt, Amount	$ 710,000
Debt Instrument Convertible Conversion Price Per Unit (in dollars per share)	$ 0.30